UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2013



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2013

                                                                      (Form N-Q)

48445-1213                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
October 31, 2013 (unaudited)

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (51.2%)

              CONSUMER DISCRETIONARY (1.3%)
              -----------------------------
              AUTOMOTIVE RETAIL (0.0%)
$     1,000   AutoZone, Inc.                                            5.75%        1/15/2015      $    1,059
                                                                                                    ----------
              CABLE & SATELLITE (0.3%)
      1,000   Comcast Corp.                                             6.50         1/15/2017           1,162
      5,000   NBCUniversal Enterprise, Inc. (a)                         1.97         4/15/2019           4,938
      1,000   Time Warner Cable, Inc.                                   8.25         2/14/2014           1,020
                                                                                                    ----------
                                                                                                         7,120
                                                                                                    ----------
              CASINOS & GAMING (0.2%)
      5,000   CityCenter Holdings, LLC                                  7.63         1/15/2016           5,264
        230   Seneca Nation of Indians Capital Improvements Auth. (a)   6.75        12/01/2013             230
                                                                                                    ----------
                                                                                                         5,494
                                                                                                    ----------
              CATALOG RETAIL (0.0%)
      1,000   QVC, Inc. (a)                                             7.38        10/15/2020           1,090
                                                                                                    ----------
              DEPARTMENT STORES (0.1%)
        851   Macy's Retail Holdings, Inc.                              5.90        12/01/2016             961
      2,000   Macy's Retail Holdings, Inc.                              7.45         7/15/2017           2,377
                                                                                                    ----------
                                                                                                         3,338
                                                                                                    ----------
              HOME FURNISHINGS (0.2%)
      4,886   Serta Simmons Holdings, LLC (b)                           5.00        10/01/2019           4,924
                                                                                                    ----------
              HOUSEHOLD APPLIANCES (0.0%)
      1,000   Whirlpool Corp.                                           7.75         7/15/2016           1,159
                                                                                                    ----------
              LEISURE PRODUCTS (0.1%)
      2,000   Hasbro, Inc.                                              6.13         5/15/2014           2,059
                                                                                                    ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
      1,000   Service Corp. International                               7.63        10/01/2018           1,150
      2,000   Service Corp. International                               7.00         5/15/2019           2,160
                                                                                                    ----------
                                                                                                         3,310
                                                                                                    ----------
              SPECIALTY STORES (0.3%)
      4,950   Harbor Freight Tools USA, Inc. (b)                        4.75         7/26/2019           5,023
      2,000   Sally Holdings, LLC / Sally Capital Inc.                  5.75         6/01/2022           2,085
      2,000   Staples, Inc.                                             9.75         1/15/2014           2,035
                                                                                                    ----------
                                                                                                         9,143
                                                                                                    ----------
              Total Consumer Discretionary                                                              38,696
                                                                                                    ----------
              CONSUMER STAPLES (1.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
      2,000   Cargill, Inc. (a)                                         6.00        11/27/2017           2,315
                                                                                                    ----------
              DRUG RETAIL (0.4%)
      9,592   CVS Pass-Through Trust (a)                                5.93         1/10/2034          10,625
                                                                                                    ----------

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1  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
              PACKAGED FOODS & MEAT (0.5%)
$    15,000   Kraft Foods Group, Inc.                                   3.50%        6/06/2022      $   14,946
                                                                                                    ----------
              SOFT DRINKS (0.0%)
      1,000   Coca-Cola Co.                                             1.80         9/01/2016           1,031
                                                                                                    ----------
              Total Consumer Staples                                                                    28,917
                                                                                                    ----------
              ENERGY (7.6%)
              -------------
              COAL & CONSUMABLE FUELS (0.1%)
      2,500   Peabody Energy Corp.                                      6.00        11/15/2018           2,650
                                                                                                    ----------
              INTEGRATED OIL & GAS (0.1%)
      2,000   Hess Corp.                                                8.13         2/15/2019           2,523
                                                                                                    ----------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
      2,000   Exterran Holdings, Inc.                                   7.25        12/01/2018           2,125
      3,079   SEACOR Holdings, Inc.                                     7.38        10/01/2019           3,247
                                                                                                    ----------
                                                                                                         5,372
                                                                                                    ----------
              OIL & GAS EXPLORATION & PRODUCTION (2.2%)
      8,000   Anadarko Petroleum Corp.                                  6.38         9/15/2017           9,360
      3,000   Chesapeake Energy Corp.                                   6.63         8/15/2020           3,398
      4,000   Denbury Resources, Inc.                                   6.38         8/15/2021           4,290
      2,000   Devon Energy Corp.                                        6.30         1/15/2019           2,345
      2,000   EQT Corp.                                                 6.50         4/01/2018           2,272
      1,000   EQT Corp.                                                 8.13         6/01/2019           1,233
      3,000   EQT Corp.                                                 4.88        11/15/2021           3,118
      3,000   Linn Energy, LLC (a)                                      6.25        11/01/2019           3,008
      3,000   Newfield Exploration Co.                                  6.88         2/01/2020           3,225
      2,000   Newfield Exploration Co.                                  5.75         1/30/2022           2,110
      2,000   Noble Energy, Inc.                                        8.25         3/01/2019           2,520
      5,000   Pioneer Natural Resource                                  3.95         7/15/2022           5,105
      1,000   Polar Tankers, Inc. (a)                                   5.95         5/10/2037           1,120
        900   QEP Resources, Inc.                                       6.80         3/01/2020             978
      5,000   QEP Resources, Inc.                                       6.88         3/01/2021           5,375
      5,000   Samson Investment Co. (b)                                 6.00         9/25/2018           5,048
     10,000   Southwestern Energy Co.                                   4.10         3/15/2022          10,128
                                                                                                    ----------
                                                                                                        64,633
                                                                                                    ----------
              OIL & GAS REFINING & MARKETING (0.1%)
      1,000   Citgo Petroleum Corp. (a)                                11.50         7/01/2017           1,105
      2,000   Motiva Enterprises, LLC (a)                               5.75         1/15/2020           2,306
                                                                                                    ----------
                                                                                                         3,411
                                                                                                    ----------
              OIL & GAS STORAGE & TRANSPORTATION (4.9%)
        250   Buckeye Partners, LP                                      5.13         7/01/2017             271
      3,000   DCP Midstream Operating, LP                               4.95         4/01/2022           3,048
      7,000   DCP Midstream Operating, LP                               3.88         3/15/2023           6,542
      1,000   DCP Midstream, LLC (a)                                    9.70        12/01/2013           1,006
     15,000   DCP Midstream, LLC (a)                                    5.85         5/21/2043          14,100
      2,000   El Paso Pipeline Partners Operating, LLC                  6.50         4/01/2020           2,334
      5,000   El Paso Pipeline Partners Operating, LLC                  5.00        10/01/2021           5,354
      1,000   El Paso, LLC                                              6.50         9/15/2020           1,074
     19,000   Enbridge Energy Partners, LP                              8.05        10/01/2037          21,440
      1,000   Energy Transfer Partners, LP                              9.70         3/15/2019           1,314
     16,000   Energy Transfer Partners, LP (a)                          3.29 (c)    11/01/2066          14,560
      1,000   Enterprise Products Operating, LLC                        8.38         8/01/2066           1,104
      5,000   Enterprise Products Operating, LLC                        7.00         6/01/2067           5,229
      7,550   Enterprise Products Operating, LLC                        7.03         1/15/2068           8,350
      6,000   Kinder Morgan, Inc. (a)                                   5.00         2/15/2021           6,000
     12,000   NGPL PipeCo, LLC (a)                                      7.12        12/15/2017          11,400
      2,000   NuStar Logistics, LP                                      8.15         4/15/2018           2,250
      5,000   NuStar Logistics, LP (d)                                  4.80         9/01/2020           4,675
      3,000   NuStar Logistics, LP (d)                                  4.75         2/01/2022           2,723

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$     2,000   Oneok Partners, LP                                        8.63%        3/01/2019      $    2,553
      1,000   Plains All American Pipeline, LP                          8.75         5/01/2019           1,293
      1,000   Questar Pipeline Co.                                      5.83         2/01/2018           1,156
      5,000   Rockies Express Pipeline, LLC (a)                         3.90         4/15/2015           5,012
      3,000   Southeast Supply Header (a)                               4.85         8/15/2014           3,088
      1,000   Spectra Energy Capital, LLC                               5.50         3/01/2014           1,015
      1,000   Spectra Energy Capital, LLC                               8.00        10/01/2019           1,220
      2,000   Sunoco Logistics Partners Operations, LP                  8.75         2/15/2014           2,042
      1,000   Sunoco, Inc.                                              9.63         4/15/2015           1,120
      3,000   Targa Resources Partners, LP (a)                          6.88         2/01/2021           3,248
      1,000   Tennessee Gas Pipeline Co.                                8.00         2/01/2016           1,146
      2,000   Tennessee Gas Pipeline Co.                                7.00        10/15/2028           2,489
      5,000   Western Gas Partners, LP (e)                              5.38         6/01/2021           5,397
                                                                                                    ----------
                                                                                                       143,553
                                                                                                    ----------
              Total Energy                                                                             222,142
                                                                                                    ----------
              FINANCIALS (23.8%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
      2,000   BNY Mellon, N.A.                                          5.45         4/01/2016           2,206
     15,000   State Street Capital Trust IV                             1.25 (c)     6/15/2037          11,934
                                                                                                    ----------
                                                                                                        14,140
                                                                                                    ----------
              CONSUMER FINANCE (0.5%)
      5,000   Ally Financial, Inc.                                      4.63         6/26/2015           5,231
      8,000   American Express Co. (e)                                  6.80         9/01/2066           8,570
                                                                                                    ----------
                                                                                                        13,801
                                                                                                    ----------
              DIVERSIFIED BANKS (0.6%)
      1,000   Comerica Bank                                             5.20         8/22/2017           1,118
      2,000   First Union National Bank, Florida                        6.18         2/15/2036           2,231
      7,500   USB Realty Corp. (a)                                      1.39 (c)             -(f)        6,487
      3,000   Wachovia Bank, N.A.                                       6.18         2/15/2036           3,346
      5,000   Wells Fargo & Co.                                         3.50         3/08/2022           5,084
                                                                                                    ----------
                                                                                                        18,266
                                                                                                    ----------
              INVESTMENT BANKING & BROKERAGE (0.3%)
     10,000   Morgan Stanley                                            4.88        11/01/2022          10,313
                                                                                                    ----------
              LIFE & HEALTH INSURANCE (3.3%)
      3,000   American Equity Investment Life Holding Co.               6.63         7/15/2021           3,124
        370   Delphi Financial Group, Inc.                              7.38         5/15/2037           9,273
      2,000   Forethought Financial Group (a)                           8.63         4/15/2021           2,236
     13,018   Lincoln National Corp.                                    7.00         5/17/2066          13,506
      5,000   MetLife Capital Trust X (a)                               9.25         4/08/2038           6,487
      8,000   MetLife, Inc.                                             6.40        12/15/2036           8,370
      1,000   Ohio National Financial Services, Inc. (a)                6.38         4/30/2020           1,140
      2,000   Ohio National Financial Services, Inc. (a)                6.63         5/01/2031           2,314
      5,000   Primerica, Inc.                                           4.75         7/15/2022           5,285
      3,000   Principal Financial Global Fund, LLC                      0.76 (c)     1/10/2031           2,636
      2,000   Prudential Financial, Inc.                                6.00        12/01/2017           2,327
     10,000   Prudential Financial, Inc.                                5.88         9/15/2042          10,200
      5,000   Prudential Holdings, LLC (a)                              7.25        12/18/2023           6,082
     20,471   StanCorp Financial Group, Inc.                            6.90         6/01/2067          20,522
      2,000   Travelers Life & Annuity (a)                              5.13         8/15/2014           2,073
                                                                                                    ----------
                                                                                                        95,575
                                                                                                    ----------
              MULTI-LINE INSURANCE (1.8%)
      2,000   American International Group, Inc.                        8.18         5/15/2058           2,475
     10,000   Genworth Holdings, Inc.                                   6.15        11/15/2066           9,092
     15,000   Glen Meadow Pass-Through Trust (a)                        6.51         2/12/2067          14,475
      2,000   HCC Insurance Holdings, Inc.                              6.30        11/15/2019           2,351
      3,000   Kemper Corp.                                              6.00        11/30/2015           3,232
     20,235   Nationwide Mutual Insurance Co. (a),(d)                   5.81        12/15/2024          20,615
                                                                                                    ----------
                                                                                                        52,240
                                                                                                    ----------

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3  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
              MULTI-SECTOR HOLDINGS (0.6%)
$    14,513   Leucadia National Corp.                                   8.13%        9/15/2015      $   16,218
                                                                                                    ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.5%)
      1,000   Bank of America Corp.                                     8.00                 -(f)        1,113
      1,000   Bank of America Corp.                                     8.13                 -(f)        1,123
      2,000   Bank of America Corp.                                     5.63        10/14/2016           2,243
      2,000   Bank of America Corp.                                     5.75        12/01/2017           2,289
     10,000   Bank of America Corp.                                     1.32 (c)     3/22/2018          10,127
      2,000   Bank of America, N.A.                                     6.10         6/15/2017           2,278
        175   Citigroup Capital XIII                                    7.88        10/30/2040           4,823
      2,000   Citigroup, Inc.                                           6.38         8/12/2014           2,088
      2,000   Countrywide Financial Corp.                               6.25         5/15/2016           2,217
      6,440   GE Capital Trust I                                        6.38        11/15/2067           6,939
      5,000   General Electric Capital Corp.                            6.25                 -(f)        5,234
      9,000   General Electric Capital Corp.                            6.38        11/15/2067           9,799
      7,000   ILFC E-Capital Trust I (a)                                5.35 (c)    12/21/2065           6,212
      2,000   ILFC E-Capital Trust II (a)                               6.25        12/21/2065           1,870
      3,000   International Lease Finance Corp. (a)                     6.50         9/01/2014           3,139
      2,000   JPMorgan Chase Capital XIII                               1.20 (c)     9/30/2034           1,580
     12,000   JPMorgan Chase Capital XXI                                1.22 (c)     2/02/2037           8,880
                                                                                                    ----------
                                                                                                        71,954
                                                                                                    ----------
              PROPERTY & CASUALTY INSURANCE (5.1%)
      1,000   21st Century Insurance Group                              5.90        12/15/2013           1,005
      2,000   Allied World Assurance                                    5.50        11/15/2020           2,199
     10,000   Allstate Corp.                                            6.13         5/15/2037          10,512
     15,000   Allstate Corp.                                            5.75         8/15/2053          15,366
      7,500   AmTrust Financial Services, Inc. (a)                      6.13         8/15/2023           7,612
      3,000   Assured Guaranty Municipal Holdings, Inc. (a)             6.40        12/15/2066           2,370
      1,535   Assured Guaranty U.S. Holdings, Inc.                      7.00         6/01/2034           1,565
      2,425   Assured Guaranty U.S. Holdings, Inc.                      6.40        12/15/2066           2,104
      5,000   Berkshire Hathaway Finance Corp.                          1.30         5/15/2018           4,925
     10,000   BNSF Funding Trust I                                      6.61        12/15/2055          11,012
     25,000   Chubb Corp.                                               6.38         3/29/2067          27,375
      3,000   Farmers Exchange Capital (a)                              7.05         7/15/2028           3,699
      1,700   Farmers Insurance Exchange (a)                            8.63         5/01/2024           2,295
      9,760   Ironshore Holdings, Inc. (a),(d)                          8.50         5/15/2020          11,381
      3,000   Liberty Mutual Group, Inc. (a)                            7.00         3/15/2037           3,135
      4,000   Markel Corp.                                              3.63         3/30/2023           3,872
      5,000   Navigators Group, Inc.                                    5.75        10/15/2023           5,283
     20,010   Progressive Corp.                                         6.70         6/15/2037          21,761
      2,000   RLI Corp.                                                 5.95         1/15/2014           2,017
      5,000   RLI Corp.                                                 4.88         9/15/2023           5,133
      5,000   Travelers Companies, Inc.                                 6.25         3/15/2037           5,325
                                                                                                    ----------
                                                                                                       149,946
                                                                                                    ----------
              REGIONAL BANKS (2.6%)
      1,750   BOKF, N.A.                                                0.95 (c)     5/15/2017           1,748
      2,000   Chittenden Corp.                                          0.95 (c)     2/14/2017           1,962
      2,000   Cullen/Frost Bankers, Inc.                                0.79 (c)     2/15/2017           1,986
      2,000   Cullen/Frost Capital Trust II                             1.81 (c)     3/01/2034           1,731
      1,000   Emigrant Bancorp, Inc. (a)                                6.25         6/15/2014           1,020
      5,000   Fifth Third Capital Trust IV                              6.50         4/15/2037           4,956
      1,000   First Maryland Capital Trust I                            1.24 (c)     1/15/2027             840
      7,000   First Niagara Financial Group, Inc.                       7.25        12/15/2021           8,219
      3,000   First Tennessee Bank, N.A.                                5.65         4/01/2016           3,249
     10,000   FirstMerit Corp.                                          4.35         2/04/2023          10,054
      2,000   Fulton Capital Trust I                                    6.29         2/01/2036           1,946
      2,000   Key Bank, N.A.                                            5.45         3/03/2016           2,190
        750   KeyCorp Capital II                                        6.88         3/17/2029             758
      2,395   M&T Capital Trust I                                       8.23         2/01/2027           2,434
     16,000   Manufacturers & Traders Trust Co. (e)                     5.63        12/01/2021          16,640
      2,000   Regions Financial Corp.                                   7.75        11/10/2014           2,133
      1,000   Regions Financial Corp.                                   5.75         6/15/2015           1,069

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$     2,000   Susquehanna Bancshares, Inc.                              2.09% (c)    5/01/2014      $    1,999
      2,000   TCF National Bank                                         5.50         2/01/2016           2,051
      5,000   UnionBanCal Corp.                                         3.50         6/18/2022           5,030
      1,000   Webster Financial Corp.                                   5.13         4/15/2014           1,011
      1,000   Whitney National Bank                                     5.88         4/01/2017           1,056
      1,000   Wilmington Trust Corp.                                    8.50         4/02/2018           1,208
      1,000   Zions Bancorp.                                            6.00         9/15/2015           1,063
                                                                                                    ----------
                                                                                                        76,353
                                                                                                    ----------
              REINSURANCE (0.4%)
      5,000   Alleghany Corp. (d)                                       5.63         9/15/2020           5,570
      6,259   Alterra USA Holdings Ltd. (a)                             7.20         4/14/2017           6,935
                                                                                                    ----------
                                                                                                        12,505
                                                                                                    ----------
              REITs - DIVERSIFIED (0.4%)
      1,000   Liberty Property, LP                                      5.13         3/02/2015           1,050
      1,000   Liberty Property, LP                                      6.63        10/01/2017           1,154
      4,000   Washington REIT                                           5.35         5/01/2015           4,234
      5,000   Washington REIT                                           3.95        10/15/2022           4,901
                                                                                                    ----------
                                                                                                        11,339
                                                                                                    ----------
              REITs - INDUSTRIAL (0.2%)
      5,000   ProLogis, LP                                              6.88         3/15/2020           5,971
                                                                                                    ----------
              REITs - OFFICE (1.5%)
      7,000   Alexandria Real Estate Equities, Inc.                     4.60         4/01/2022           7,183
      2,000   BioMed Realty, LP (a)                                     6.13         4/15/2020           2,249
      3,000   BioMed Realty, LP                                         4.25         7/15/2022           2,953
      2,000   Boston Properties, LP                                     5.88        10/15/2019           2,334
      8,000   Boston Properties, LP                                     3.85         2/01/2023           8,019
      2,000   Brandywine Operating Partnership, LP                      7.50         5/15/2015           2,186
      1,000   Brandywine Operating Partnership, LP                      6.00         4/01/2016           1,099
      5,000   Columbia Property Trust Operating Partnership, LP         5.88         4/01/2018           5,279
      1,000   CommonWealth REIT                                         5.75        11/01/2015           1,052
      2,000   CommonWealth REIT                                         6.25         8/15/2016           2,154
      1,700   CommonWealth REIT                                         6.25         6/15/2017           1,838
      1,000   CommonWealth REIT                                         6.65         1/15/2018           1,100
      1,000   Duke Realty, LP                                           5.50         3/01/2016           1,088
      1,000   Duke Realty, LP                                           5.95         2/15/2017           1,122
      1,000   Duke Realty, LP                                           6.50         1/15/2018           1,159
      1,500   Mack-Cali Realty, LP                                      5.80         1/15/2016           1,630
      1,000   Mack-Cali Realty, LP                                      7.75         8/15/2019           1,220
      1,000   Reckson Operating Partnership, LP                         6.00         3/31/2016           1,089
                                                                                                    ----------
                                                                                                        44,754
                                                                                                    ----------
              REITs - RESIDENTIAL (0.7%)
      5,550   AvalonBay Communities, Inc.                               2.85         3/15/2023           5,172
      1,330   BRE Properties, Inc.                                      5.50         3/15/2017           1,475
      1,965   ERP Operating, LP                                         6.58         4/13/2015           2,129
      2,000   UDR, Inc.                                                 5.25         1/15/2015           2,093
     10,000   UDR, Inc.                                                 4.63         1/10/2022          10,477
                                                                                                    ----------
                                                                                                        21,346
                                                                                                    ----------
              REITs - RETAIL (1.1%)
      2,000   DDR Corp.                                                 5.50         5/01/2015           2,126
      1,000   Federal Realty Investment Trust                           6.20         1/15/2017           1,135
      3,000   Federal Realty Investment Trust                           3.00         8/01/2022           2,830
     10,000   Federal Realty Investment Trust                           2.75         6/01/2023           9,112
      1,000   National Retail Properties, Inc.                          6.88        10/15/2017           1,169
      1,000   Pan Pacific Retail Properties, Inc.                       5.25         9/01/2015           1,075
      2,000   Realty Income Corp.                                       5.95         9/15/2016           2,240
      2,000   Realty Income Corp.                                       5.75         1/15/2021           2,253
      2,100   Realty Income Corp.                                       3.25        10/15/2022           1,972
      2,000   Regency Centers, LP                                       5.88         6/15/2017           2,238

================================================================================

5  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$     1,000   Simon Property Group, LP                                  6.10%        5/01/2016      $    1,116
      4,000   Weingarten Realty Investors                               4.86         1/15/2014           4,030
                                                                                                    ----------
                                                                                                        31,296
                                                                                                    ----------
              REITs - SPECIALIZED (1.4%)
      5,000   American Tower Corp.                                      5.90        11/01/2021           5,459
      6,000   EPR Properties                                            7.75         7/15/2020           6,979
      2,000   HCP, Inc.                                                 6.30         9/15/2016           2,262
      2,000   Health Care REIT, Inc.                                    4.70         9/15/2017           2,191
      3,000   Health Care REIT, Inc.                                    6.13         4/15/2020           3,460
      2,000   Health Care REIT, Inc.                                    4.95         1/15/2021           2,157
      5,000   Healthcare Realty Trust                                   6.50         1/17/2017           5,637
      1,000   Hospitality Properties Trust                              5.13         2/15/2015           1,029
      1,000   Host Hotels & Resorts, LP                                 5.88         6/15/2019           1,085
      2,000   Nationwide Health Properties, Inc.                        6.90        10/01/2037           2,311
      6,000   Senior Housing Properties Trust                           6.75         4/15/2020           6,715
      2,000   Senior Housing Properties Trust                           6.75        12/15/2021           2,237
                                                                                                    ----------
                                                                                                        41,522
                                                                                                    ----------
              THRIFTS & MORTGAGE FINANCE (0.3%)
     10,000   People's United Financial, Inc.                           3.65        12/06/2022           9,685
                                                                                                    ----------
              Total Financials                                                                         697,224
                                                                                                    ----------
              HEALTH CARE (0.8%)
              ------------------
              HEALTH CARE EQUIPMENT (0.1%)
      1,000   Baxter International, Inc.                                4.00         3/01/2014           1,011
      1,605   Hologic, Inc. (b)                                         3.75         8/01/2019           1,617
                                                                                                    ----------
                                                                                                         2,628
                                                                                                    ----------
              HEALTH CARE FACILITIES (0.1%)
      3,000   HCA, Inc.                                                 7.25         9/15/2020           3,296
        500   Health Management Associates, Inc.                        7.38         1/15/2020             560
                                                                                                    ----------
                                                                                                         3,856
                                                                                                    ----------
              HEALTH CARE SERVICES (0.1%)
      1,000   Laboratory Corp. of America                               5.63        12/15/2015           1,091
                                                                                                    ----------
              PHARMACEUTICALS (0.5%)
      1,000   Hospira, Inc.                                             6.05         3/30/2017           1,104
     15,000   Zoetis, Inc.                                              3.25         2/01/2023          14,398
                                                                                                    ----------
                                                                                                        15,502
                                                                                                    ----------
              Total Health Care                                                                         23,077
                                                                                                    ----------
              INDUSTRIALS (3.6%)
              ------------------
              AEROSPACE & DEFENSE (0.5%)
     10,000   L-3 Communications Corp. (e)                              5.20        10/15/2019          10,924
      5,000   United Technologies Corp.                                 3.10         6/01/2022           4,949
                                                                                                    ----------
                                                                                                        15,873
                                                                                                    ----------
              AIRLINES (1.8%)
        213   America West Airlines, Inc. Pass-Through Trust            6.87         1/02/2017             224
      1,278   America West Airlines, Inc. Pass-Through Trust (INS)      7.93         1/02/2019           1,367
     10,000   American Airlines, Inc. Pass-Through Trust (a)            4.00         7/15/2025           9,500
      4,014   Continental Airlines, Inc. Pass-Through Trust (d)         9.00         7/08/2016           4,556
        766   Continental Airlines, Inc. Pass-Through Trust             6.55         2/02/2019             835
        943   Continental Airlines, Inc. Pass-Through Trust (INS)       6.24         3/15/2020           1,033
     10,729   Continental Airlines, Inc. Pass-Through Trust (e)         4.15         4/11/2024          10,649
      5,000   United Airlines, Inc. Pass-Through Trust                  4.30         8/15/2025           4,912
      1,679   US Airways Group, Inc. Pass-Through Trust (INS)           7.08         3/20/2021           1,767
      4,193   US Airways Group, Inc. Pass-Through Trust                 6.25         4/22/2023           4,445

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$     2,634   US Airways Group, Inc. Pass-Through Trust                 7.13%       10/22/2023      $    2,931
     10,000   US Airways Group, Inc. Pass-Through Trust                 3.95        11/15/2025           9,500
                                                                                                    ----------
                                                                                                        51,719
                                                                                                    ----------
              BUILDING PRODUCTS (0.1%)
      1,000   Building Materials Corp. (a)                              7.00         2/15/2020           1,080
      1,000   USG Corp.                                                 6.30        11/15/2016           1,075
      1,000   USG Corp.                                                 9.75         1/15/2018           1,180
                                                                                                    ----------
                                                                                                         3,335
                                                                                                    ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
      1,000   Paccar, Inc.                                              6.88         2/15/2014           1,018
      1,874   Terex Corp. (b)                                           4.50         4/28/2017           1,886
                                                                                                    ----------
                                                                                                         2,904
                                                                                                    ----------
              INDUSTRIAL CONGLOMERATES (0.0%)
      1,354   Tomkins, LLC (b)                                          3.75         9/29/2016           1,361
                                                                                                    ----------
              INDUSTRIAL MACHINERY (0.1%)
      1,500   SPX Corp.                                                 6.88         9/01/2017           1,693
                                                                                                    ----------
              RAILROADS (0.1%)
      2,702   Southern Capital Pass-Through Trust (a)                   5.70         6/30/2022           2,854
                                                                                                    ----------
              TRUCKING (0.9%)
      1,000   ERAC USA Finance, LLC (a)                                 6.20        11/01/2016           1,132
      5,000   ERAC USA Finance, LLC (a)                                 3.30        10/15/2022           4,824
     20,000   Penske Truck Leasing Co., LP (a),(d)                      4.25         1/17/2023          19,672
                                                                                                    ----------
                                                                                                        25,628
                                                                                                    ----------
              Total Industrials                                                                        105,367
                                                                                                    ----------
              MATERIALS (1.9%)
              ----------------
              ALUMINUM (0.4%)
     10,000   Alcoa, Inc.                                               5.40         4/15/2021          10,253
                                                                                                    ----------
              COMMODITY CHEMICALS (0.0%)
        285   Sweetwater Investors, LLC (a)                             5.88         5/15/2014             284
                                                                                                    ----------
              CONSTRUCTION MATERIALS (0.1%)
      3,450   Vulcan Materials Co.                                      6.40        11/30/2017           3,812
                                                                                                    ----------
              DIVERSIFIED CHEMICALS (0.0%)
      1,000   E.I. du Pont de Nemours & Co.                             6.00         7/15/2018           1,185
                                                                                                    ----------
              METAL & GLASS CONTAINERS (0.0%)
      1,000   Ball Corp.                                                5.00         3/15/2022           1,013
                                                                                                    ----------
              PAPER PACKAGING (0.4%)
      5,000   Rock Tenn Co.                                             4.45         3/01/2019           5,363
      5,153   Sealed Air Corp. (a)                                      6.88         7/15/2033           4,869
                                                                                                    ----------
                                                                                                        10,232
                                                                                                    ----------
              PAPER PRODUCTS (0.5%)
      1,000   Clearwater Paper Corp.                                    7.13        11/01/2018           1,080
      3,000   Georgia Pacific, LLC                                      7.25         6/01/2028           3,704
      3,000   International Paper Co.                                   7.50         8/15/2021           3,732
      5,000   International Paper Co.                                   4.75         2/15/2022           5,366
                                                                                                    ----------
                                                                                                        13,882
                                                                                                    ----------
              STEEL (0.5%)
      2,000   Allegheny Technologies, Inc.                              9.38         6/01/2019           2,458
     10,000   Allegheny Technologies, Inc.                              5.95         1/15/2021          10,618
      2,000   Carpenter Technology Corp.                                5.20         7/15/2021           2,098
                                                                                                    ----------
                                                                                                        15,174
                                                                                                    ----------
              Total Materials                                                                           55,835
                                                                                                    ----------

================================================================================

7  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (1.8%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
$     2,000   CenturyLink, Inc.                                         6.45%        6/15/2021      $    2,090
      5,000   CenturyLink, Inc.                                         5.80         3/15/2022           4,975
      3,301   Frontier Communications Corp.                             8.25         4/15/2017           3,833
      4,000   Qwest Communications International                        7.13         4/01/2018           4,155
      6,000   Qwest Corp.                                               6.75        12/01/2021           6,558
        200   Qwest Corp.                                               7.38         6/01/2051           5,010
      2,000   Windstream Corp.                                          7.88        11/01/2017           2,297
                                                                                                    ----------
                                                                                                        28,918
                                                                                                    ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.8%)
     15,000   CC Holdings GS V, LLC / Crown Castle III Corp.            3.85         4/15/2023          14,268
      3,000   Cellco Partnership/Verizon Wireless                       5.55         2/01/2014           3,033
      4,175   iPCS, Inc.                                                3.52 (c)     5/01/2014           4,175
      1,500   SBA Telecommunications, Inc.                              5.75         7/15/2020           1,568
                                                                                                    ----------
                                                                                                        23,044
                                                                                                    ----------
              Total Telecommunication Services                                                          51,962
                                                                                                    ----------
              UTILITIES (9.4%)
              ----------------
              ELECTRIC UTILITIES (4.1%)
      1,000   Baltimore Gas and Electric Co.                            5.90        10/01/2016           1,134
      9,135   Bruce Mansfield Unit 1 & 2 2007 Pass-Through Trust        6.85         6/01/2034           9,688
      2,000   Cleveland Electric Illuminating Co.                       8.88        11/15/2018           2,570
      2,000   Commonwealth Edison Co.                                   5.80         3/15/2018           2,337
      1,000   Duke Energy Carolinas, LLC                                5.75        11/15/2013           1,001
      1,000   Duke Energy Indiana, Inc.                                 6.05         6/15/2016           1,124
      1,045   Duke Energy Progress, Inc.                                6.13         9/15/2033           1,208
     13,000   Duquesne Light Holdings, Inc. (a)                         6.40         9/15/2020          15,051
      3,500   Duquesne Light Holdings, Inc. (a)                         5.90        12/01/2021           3,950
      2,225   Entergy Texas, Inc.                                       3.60         6/01/2015           2,311
        431   FPL Energy National Wind, LLC (a)                         5.61         3/10/2024             422
      3,000   Great Plains Energy, Inc.                                 6.88         9/15/2017           3,466
      2,000   Indiana Michigan Power Co.                                7.00         3/15/2019           2,414
      2,680   IPALCO Enterprises, Inc. (a)                              7.25         4/01/2016           2,961
      4,500   IPALCO Enterprises, Inc.                                  5.00         5/01/2018           4,725
      2,000   Metropolitan Edison Co.                                   7.70         1/15/2019           2,456
      1,000   Nevada Power Co.                                          6.50         5/15/2018           1,198
     14,000   NextEra Energy Capital Holdings, Inc.                     6.35        10/01/2066          14,009
      1,000   NextEra Energy Capital Holdings, Inc.                     7.30         9/01/2067           1,071
      3,000   NV Energy, Inc.                                           6.25        11/15/2020           3,506
      2,000   Oglethorpe Power Corp.                                    6.10         3/15/2019           2,357
      2,000   Otter Tail Corp.                                          9.00        12/15/2016           2,328
     20,500   PPL Capital Funding, Inc.                                 6.70         3/30/2067          20,721
      3,000   Public Service Co. of New Mexico                          7.95         5/15/2018           3,618
      1,000   Public Service Co. of Oklahoma                            6.15         8/01/2016           1,116
      6,900   Southern California Edison Co.                            6.25                 -(f)        7,242
      4,000   Texas - New Mexico Power Co. (a)                          9.50         4/01/2019           5,273
        488   Tri-State General & Transport Association
                 Pass-Through Trust (a)                                 6.04         1/31/2018             523
                                                                                                    ----------
                                                                                                       119,780
                                                                                                    ----------
              GAS UTILITIES (1.7%)
      2,000   AGL Capital Corp.                                         6.38         7/15/2016           2,257
      2,000   Atmos Energy Corp.                                        6.35         6/15/2017           2,310
      1,000   Atmos Energy Corp.                                        8.50         3/15/2019           1,290
      2,000   Florida Gas Transmission Co. (a)                          7.90         5/15/2019           2,500
      3,000   Florida Gas Transmission Co. (a)                          5.45         7/15/2020           3,315
      3,000   Gulfstream Natural Gas (a)                                6.95         6/01/2016           3,400

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$     4,000   National Fuel Gas Co.                                     4.90%       12/01/2021      $    4,262
     10,000   National Fuel Gas Co.                                     3.75         3/01/2023           9,694
      1,000   National Fuel Gas Co.                                     7.38         6/13/2025           1,216
      3,000   ONEOK, Inc.                                               4.25         2/01/2022           2,836
     13,110   SourceGas, LLC (a)                                        5.90         4/01/2017          14,096
      2,000   Southern Natural Gas Co., LLC (a),(d)                     5.90         4/01/2017           2,280
      1,000   Southern Star Central Gas Pipeline, Inc. (a)              6.00         6/01/2016           1,083
                                                                                                    ----------
                                                                                                        50,539
                                                                                                    ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
      2,000   DPL, Inc.                                                 6.50        10/15/2016           2,165
                                                                                                    ----------
              MULTI-UTILITIES (3.5%)
      1,000   Ameren Corp.                                              8.88         5/15/2014           1,042
      1,000   Ameren Illinois Co.                                       6.13        11/15/2017           1,158
      2,000   Ameren Illinois Co.                                       9.75        11/15/2018           2,685
      3,000   Black Hills Corp.                                         5.88         7/15/2020           3,324
      2,000   CMS Energy Corp.                                          6.25         2/01/2020           2,332
      3,000   CMS Energy Corp.                                          5.05         3/15/2022           3,269
      5,000   Consumers Energy Co.                                      2.85         5/15/2022           4,904
      1,000   Dominion Resources, Inc.                                  8.88         1/15/2019           1,296
      6,050   Dominion Resources, Inc.                                  7.50         6/30/2066           6,470
     10,000   Dominion Resources, Inc.                                  2.55 (c)     9/30/2066           9,380
     19,663   Integrys Energy Group, Inc.                               6.11        12/01/2066          19,775
      1,000   NiSource Finance Corp.                                    6.40         3/15/2018           1,168
      1,000   Puget Sound Energy, Inc.                                  6.75         1/15/2016           1,121
     20,500   Puget Sound Energy, Inc.                                  6.97         6/01/2067          21,574
      2,000   Sempra Energy                                             9.80         2/15/2019           2,692
     19,500   Wisconsin Energy Corp.                                    6.25         5/15/2067          20,003
                                                                                                    ----------
                                                                                                       102,193
                                                                                                    ----------
              Total Utilities                                                                          274,677
                                                                                                    ----------
              Total Corporate Obligations (cost: $1,403,701)                                         1,497,897
                                                                                                    ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (16.7%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
      5,000   Daimler Finance N.A., LLC (a)                             2.25         7/31/2019           4,929
                                                                                                    ----------
              CABLE & SATELLITE (0.1%)
      1,000   Virgin Media Finance plc                                  8.38        10/15/2019           1,094
      2,000   Virgin Media Secured Finance plc                          6.50         1/15/2018           2,085
                                                                                                    ----------
                                                                                                         3,179
                                                                                                    ----------
              Total Consumer Discretionary                                                               8,108
                                                                                                    ----------

              CONSUMER STAPLES (1.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
      8,000   Viterra, Inc. (a)                                         5.95         8/01/2020           8,658
                                                                                                    ----------
              BREWERS (0.2%)
      5,000   SABMiller Holdings, Inc. (a)                              3.75         1/15/2022           5,136
                                                                                                    ----------
              DISTILLERS & VINTNERS (0.2%)
      5,000   Pernod Ricard S.A. (a)                                    2.95         1/15/2017           5,221
                                                                                                    ----------
              FOOD RETAIL (0.0%)
      1,135   Ahold Lease USA, Inc. Pass-Through Trust                  7.82         1/02/2020           1,275
                                                                                                    ----------
              TOBACCO (0.3%)
     10,000   BAT International Finance plc (a)                         3.25         6/07/2022           9,875
                                                                                                    ----------
              Total Consumer Staples                                                                    30,165
                                                                                                    ----------

================================================================================

9  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
              ENERGY (1.7%)
              -------------
              INTEGRATED OIL & GAS (0.0%)
$     1,000   Husky Energy, Inc.                                        7.25%       12/15/2019      $    1,234
                                                                                                    ----------
              OIL & GAS DRILLING (0.7%)
     10,000   Nabors Industries, Inc.                                   4.63         9/15/2021          10,135
      3,000   Noble Holding International Ltd.                          3.95         3/15/2022           2,979
      2,258   QGOG Atlantic/Alaskan Rigs Ltd. (a)                       5.25         7/30/2018           2,343
      5,000   Transocean, Inc.                                          5.05        12/15/2016           5,512
                                                                                                    ----------
                                                                                                        20,969
                                                                                                    ----------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
      2,000   SESI, LLC                                                 7.13        12/15/2021           2,222
      2,000   Weatherford Bermuda                                       9.63         3/01/2019           2,555
                                                                                                    ----------
                                                                                                         4,777
                                                                                                    ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      1,500   Talisman Energy, Inc.                                     7.75         6/01/2019           1,775
      2,000   Woodside Finance Ltd. (a)                                 4.60         5/10/2021           2,142
                                                                                                    ----------
                                                                                                         3,917
                                                                                                    ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.7%)
      1,275   Nakilat, Inc. (a)                                         6.07        12/31/2033           1,383
      2,000   TransCanada Pipelines Ltd.                                7.13         1/15/2019           2,469
     14,860   TransCanada Pipelines Ltd.                                6.35         5/15/2067          15,445
                                                                                                    ----------
                                                                                                        19,297
                                                                                                    ----------
              Total Energy                                                                              50,194
                                                                                                    ----------
              FINANCIALS (8.4%)
              -----------------
              DIVERSIFIED BANKS (3.7%)
     10,000   Abbey National Treasury Services plc                      3.05         8/23/2018          10,364
      2,450   Barclays Bank plc                                         0.65 (c)             -(f)        1,464
      3,000   BayernLB Capital Trust l                                  6.20                 -(f)        2,370
      6,035   Compass Bank                                              6.40        10/01/2017           6,694
     20,000   HSBC Bank plc                                             0.63 (c)             -(f)       12,375
      2,000   LBG Capital No.1 plc                                      8.00                 -(f)        2,132
      3,000   LBG Capital No.1 plc (a)                                  7.88        11/01/2020           3,247
      1,000   Lloyds TSB Bank plc (a)                                   4.38         1/12/2015           1,039
      5,000   Lloyds TSB Bank plc                                       4.20         3/28/2017           5,417
      2,000   National Capital Trust II (a)                             5.49                 -(f)        2,056
      2,000   Nordea Bank AB (a)                                        5.42                 -(f)        2,073
     10,000   Nordea Bank AB (a)                                        4.25         9/21/2022          10,074
     15,000   Rabobank Nederland                                        1.70         3/19/2018          14,922
     10,000   Rabobank Nederland                                        3.88         2/08/2022          10,196
      5,000   Rabobank Nederland                                        3.95        11/09/2022           4,896
      4,000   Royal Bank of Scotland Group plc                          7.64                 -(f)        3,870
     10,000   Royal Bank of Scotland Group plc                          9.50         3/16/2022          11,678
      1,000   Standard Chartered Bank (a)                               6.40         9/26/2017           1,150
      1,000   Westpac Capital Trust IV (a)                              5.26                 -(f)        1,041
                                                                                                    ----------
                                                                                                       107,058
                                                                                                    ----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
      4,500   Brookfield Asset Management, Inc.                         5.80         4/25/2017           4,955
                                                                                                    ----------
              LIFE & HEALTH INSURANCE (0.4%)
     11,500   Great-West Life & Annuity Insurance Capital, LP (a)       7.15         5/16/2046          12,133
                                                                                                    ----------
              MULTI-LINE INSURANCE (0.6%)
      2,000   AXA S.A. (a)                                              6.46                 -(f)        2,043
     15,000   ZFS Finance USA Trust II (a)                              6.45        12/15/2065          16,162
                                                                                                    ----------
                                                                                                        18,205
                                                                                                    ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
$     7,000   ING Bank N.V. (a)                                         3.75%        3/07/2017      $    7,409
      4,000   ING Groep N.V.                                            5.78                 -(f)        4,185
         36   ING Groep N.V.                                            7.20                 -(f)          908
         27   ING Groep N.V.                                            7.38                 -(f)          668
         58   ING Groep N.V.                                            8.50                 -(f)        1,483
      5,000   Santander UK plc (a) (o)                                  5.00        11/07/2023           4,984
      6,560   Sovereign Bank                                            8.75         5/30/2018           7,913
                                                                                                    ----------
                                                                                                        27,550
                                                                                                    ----------
              PROPERTY & CASUALTY INSURANCE (1.6%)
      2,000   Allied World Assurance Holdings Ltd.                      7.50         8/01/2016           2,322
     15,000   Oil Insurance Ltd. (a)                                    3.23 (c)             -(f)       13,806
     20,056   QBE Capital Funding III Ltd. (a)                          7.25         5/24/2041          21,140
      5,000   White Mountains Re Group Ltd. (a)                         6.38         3/20/2017           5,518
      5,000   XL Group plc                                              6.50                 -(f)        4,930
                                                                                                    ----------
                                                                                                        47,716
                                                                                                    ----------
              REGIONAL BANKS (0.5%)
     15,000   RBS Citizens Financial Group, Inc. (a)                    4.15         9/28/2022          14,760
                                                                                                    ----------
              REINSURANCE (0.4%)
      5,000   Platinum Underwriters Finance, Inc.                       7.50         6/01/2017           5,669
      5,000   Swiss Re Capital I, LP (a)                                6.85                 -(f)        5,350
                                                                                                    ----------
                                                                                                        11,019
                                                                                                    ----------
              REITs - RETAIL (0.1%)
      2,000   WEA Finance (a)                                           5.75         9/02/2015           2,172
                                                                                                    ----------
              Total Financials                                                                         245,568
                                                                                                    ----------

              HEALTH CARE (0.1%)
              ------------------
              PHARMACEUTICALS (0.1%)
      2,000   Valeant Pharmaceuticals (a)                               6.88        12/01/2018           2,148
                                                                                                    ----------

              INDUSTRIALS (2.2%)
              ------------------
              AIR FREIGHT & LOGISTICS (0.3%)
     10,000   Sydney Airport Finance Co. Pty. Ltd. (a)                  3.90         3/22/2023           9,681
                                                                                                    ----------
              AIRLINES (1.0%)
     10,000   Air Canada Pass-Through Trust (a)                         4.13         5/15/2025           9,563
     15,000   British Airways plc (a)                                   4.63         6/20/2024          15,187
      5,000   Virgin Australia Trust (a)                                6.00         4/23/2022           5,068
                                                                                                    ----------
                                                                                                        29,818
                                                                                                    ----------
              AIRPORT SERVICES (0.4%)
     10,000   Heathrow Funding Ltd. (a)                                 4.88         7/15/2021          10,681
                                                                                                    ----------
              INDUSTRIAL CONGLOMERATES (0.4%)
      8,000   Hutchison Whampoa International Ltd. (a)                  6.00                 -(f)        8,470
      2,000   Hutchison Whampoa International Ltd. (a)                  4.63         1/13/2022           2,073
      1,000   Siemens Financieringsmat (a)                              6.13         8/17/2026           1,206
                                                                                                    ----------
                                                                                                        11,749
                                                                                                    ----------
              RAILROADS (0.1%)
      4,261   Asciano Finance Ltd. (a)                                  4.63         9/23/2020           4,346
                                                                                                    ----------
              Total Industrials                                                                         66,275
                                                                                                    ----------

              INFORMATION TECHNOLOGY (0.2%)
              -----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
      5,000   Tyco Electronics Group S.A.                               3.50         2/03/2022           4,874
                                                                                                    ----------

================================================================================

11  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
              MATERIALS (2.3%)
              ----------------
              CONSTRUCTION MATERIALS (0.2%)
$     2,000   CRH America, Inc.                                         6.00%        9/30/2016      $    2,255
      3,000   CRH America, Inc.                                         5.75         1/15/2021           3,332
                                                                                                    ----------
                                                                                                         5,587
                                                                                                    ----------
              DIVERSIFIED CHEMICALS (0.1%)
      3,000   Incitec Pivot Finance, LLC (a)                            6.00        12/10/2019           3,327
                                                                                                    ----------
              DIVERSIFIED METALS & MINING (0.8%)
      5,000   Anglo American Capital plc (a)                            2.63         9/27/2017           5,016
      3,000   Glencore Canada Corp.                                     6.00        10/15/2015           3,243
      2,000   Glencore Funding, LLC (a)                                 6.00         4/15/2014           2,046
     10,000   Glencore Funding, LLC (a)                                 2.50         1/15/2019           9,636
      3,000   Rio Tinto Finance (USA) Ltd.                              8.95         5/01/2014           3,122
                                                                                                    ----------
                                                                                                        23,063
                                                                                                    ----------
              GOLD (0.7%)
      2,000   Barrick Gold Corp.                                        6.95         4/01/2019           2,299
     20,000   Goldcorp, Inc.                                            3.70         3/15/2023          18,679
                                                                                                    ----------
                                                                                                        20,978
                                                                                                    ----------
              METAL & GLASS CONTAINERS (0.1%)
      1,000   Ardagh Packaging Finance plc (a)                          7.38        10/15/2017           1,080
                                                                                                    ----------
              PAPER PACKAGING (0.1%)
      3,000   Smurfit Kappa Acquisitions (a)                            4.88         9/15/2018           3,090
                                                                                                    ----------
              STEEL (0.3%)
      3,000   ArcelorMittal                                             6.13         6/01/2018           3,266
      2,000   ArcelorMittal                                             6.00         3/01/2021           2,108
      4,000   ArcelorMittal                                             6.75         2/25/2022           4,370
                                                                                                    ----------
                                                                                                         9,744
                                                                                                    ----------
              Total Materials                                                                           66,869
                                                                                                    ----------

              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
      2,000   Telecom Italia Capital                                    5.25        11/15/2013           2,002
                                                                                                    ----------

              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
     10,000   Electricite De France S.A. (a)                            5.25                 -(f)        9,848
                                                                                                    ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
      2,000   Transalta Corp.                                           4.75         1/15/2015           2,084
                                                                                                    ----------
              Total Utilities                                                                           11,932
                                                                                                    ----------
              Total Eurodollar and Yankee Obligations (cost: $466,650)                                 488,135
                                                                                                    ----------

              FOREIGN GOVERNMENT OBLIGATIONS (0.5%)

              GOVERNMENT (0.5%)
              -----------------
CAD  15,000   Province of Alberta                                       2.55        12/15/2022          13,823
                                                                                                    ----------
              Total Foreign Government Obligations (cost: $14,522)                                      13,823
                                                                                                    ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (1.8%)

              FINANCIALS (1.8%)
              -----------------
              ASSET-BACKED FINANCING (1.8%)
$     3,000   American Express Credit Account Master Trust (a)          0.52%(c)     9/15/2016      $    3,000
      5,000   Avis Budget Rental Car Funding, LLC (a)                   6.74         5/20/2016           5,333
      2,000   Bank One Issuance Trust                                   0.97 (c)     2/15/2017           2,002
      1,298   CenterPoint Energy Transition Bond Co. III, LLC           4.19         2/01/2020           1,366
      1,829   Centre Point Funding, LLC (a)                             5.43         7/20/2016           1,896
      5,000   CIT Equipment Collateral (a)                              2.55         9/20/2016           5,011
      1,000   Citibank Credit Card Issuance Trust                       5.50         3/24/2017           1,058
      1,000   Citibank Credit Card Issuance Trust                       5.65         9/20/2019           1,159
      5,000   GE Capital Credit Card Master Note Trust                  4.47         3/15/2020           5,500
      5,000   Hertz Vehicle Financing, LLC (a)                          5.93         3/25/2016           5,247
      2,000   Hertz Vehicle Financing, LLC (a)                          6.44         2/25/2019           2,270
      5,289   SLM Student Loan Trust                                    0.60 (c)     4/25/2025           4,731
      6,045   SLM Student Loan Trust                                    0.62 (c)     4/25/2025           5,428
      1,479   SLM Student Loan Trust                                    0.44 (c)    10/27/2025           1,299
      1,361   SLM Student Loan Trust                                    0.79 (c)    10/25/2038           1,199
      1,648   Trinity Rail Leasing, LP (INS)(a)                         5.27         8/14/2027           1,776
      3,839   Trinity Rail Leasing, LP (a),(g)                          5.90         5/14/2036           4,283
                                                                                                    ----------
                                                                                                        52,558
                                                                                                    ----------
              Total Financials                                                                          52,558
                                                                                                    ----------
              Total Asset-Backed Securities (cost: $49,030)                                             52,558
                                                                                                    ----------
              COMMERCIAL MORTGAGE SECURITIES (16.4%)

              FINANCIALS (16.1%)
              ------------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (15.4%)
      3,342   Banc of America Commercial Mortgage, Inc.                 5.29        11/10/2042           3,530
      1,000   Banc of America Commercial Mortgage, Inc.                 5.29        11/10/2042           1,022
        158   Banc of America Commercial Mortgage, Inc.                 4.51        12/10/2042             159
      2,400   Banc of America Commercial Mortgage, Inc.                 4.95         7/10/2043           2,513
      1,787   Banc of America Commercial Mortgage, Inc.                 5.91         5/10/2045           1,844
      2,000   Banc of America Commercial Mortgage, Inc.                 5.96         5/10/2045           2,219
      5,211   Banc of America Commercial Mortgage, Inc.                 5.00         7/10/2045           5,544
      7,523   Banc of America Commercial Mortgage, Inc.                 5.18        10/10/2045           8,112
      3,000   Banc of America Commercial Mortgage, Inc.                 5.33        10/10/2045           3,151
      4,787   Banc of America Commercial Mortgage, Inc.                 5.36         9/10/2047           5,110
        899   Banc of America Commercial Mortgage, Inc. (a)             5.50         9/10/2047             948
        306   Banc of America Commercial Mortgage, Inc. (a)             5.64         9/10/2047             322
      5,980   Banc of America Commercial Mortgage, Inc.                 6.44         2/10/2051           6,550
      7,643   Banc of America Merrill Lynch Commercial
                 Mortgage, Inc. (a)                                     6.14         9/10/2047           8,013
      3,000   BCRR Trust (a)                                            5.86         7/17/2040           3,376
        359   Bear Stearns Commercial Mortgage Securities, Inc.         5.58         4/12/2038             359
      4,480   Bear Stearns Commercial Mortgage Securities, Inc.         5.00         2/11/2041           4,510
        383   Bear Stearns Commercial Mortgage Securities, Inc.         5.53        10/12/2041             383
      3,000   Bear Stearns Commercial Mortgage Securities, Inc.         4.99         9/11/2042           3,129
      6,000   Bear Stearns Commercial Mortgage Securities, Inc.         5.33         2/11/2044           6,600
      7,000   CFCRE Commercial Mortgage Trust (a)                       5.56        12/15/2047           7,729

================================================================================

13  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$     4,705   Citigroup Commercial Mortgage Securities, Inc.            5.78%        3/15/2049      $    5,117
      1,620   Citigroup Commercial Mortgage Trust                       4.83         5/15/2043           1,699
      5,000   Citigroup Commercial Mortgage Trust                       6.13        12/10/2049           5,586
      2,300   Citigroup/Deutsche Bank Commercial Mortgage Trust         5.22         7/15/2044           2,454
      5,000   Citigroup/Deutsche Bank Commercial Mortgage Trust         5.22         7/15/2044           5,280
      5,000   Citigroup/Deutsche Bank Commercial Mortgage Trust         5.35         1/15/2046           5,409
      1,000   Commercial Mortgage Asset Trust                           7.64        11/17/2032           1,015
      3,000   Commercial Mortgage Loan Trust (a)                        5.54        12/11/2049           3,218
        476   Commercial Mortgage Trust                                 4.58        10/15/2037             477
      5,000   Commercial Mortgage Trust                                 5.12         6/10/2044           5,300
      5,000   Commercial Mortgage Trust (a)                             5.54        12/11/2049           5,537
      4,956   Credit Suisse Commercial Mortgage Trust                   5.39         2/15/2039           5,325
      3,000   Credit Suisse Commercial Mortgage Trust                   5.39         2/15/2039           3,213
      4,872   Credit Suisse Commercial Mortgage Trust                   5.38         2/15/2040           5,285
      4,000   Credit Suisse First Boston Mortgage Securities Corp.      5.11         7/15/2036           4,048
      5,000   Credit Suisse First Boston Mortgage Securities Corp. (a)  4.96         1/15/2037           5,015
      6,000   Credit Suisse First Boston Mortgage Securities Corp.      4.73         7/15/2037           6,258
      4,555   Credit Suisse First Boston Mortgage Securities Corp.      5.10         8/15/2038           4,865
      1,000   Credit Suisse First Boston Mortgage Securities Corp.      4.82        10/15/2039           1,022
      1,950   DB-UBS Mortgage Trust (a)                                 5.42         8/10/2044           2,174
      5,000   GE Capital Commercial Mortgage Corp.                      5.46         3/10/2044           4,814
      5,000   GE Capital Commercial Mortgage Corp.                      5.07         7/10/2045           5,313
        691   GE Capital Commercial Mortgage Corp.                      5.31        11/10/2045             693
      2,745   GE Capital Commercial Mortgage Corp.                      5.31        11/10/2045           2,936
      2,000   GMAC Commercial Mortgage Securities, Inc.                 4.75         5/10/2043           2,080
      2,829   GMAC Commercial Mortgage Securities, Inc.                 4.81         5/10/2043           2,740
      5,000   Greenwich Capital Commercial Funding Corp.                5.83         7/10/2038           5,487
      2,000   Greenwich Capital Commercial Funding Corp.                5.44         3/10/2039           2,219
      7,195   GS Mortgage Securities Corp. II                           5.62         4/10/2038           7,819
      4,225   GS Mortgage Securities Corp. II                           5.63         4/10/2038           4,141
      2,000   GS Mortgage Securities Corp. II                           5.53         8/10/2038           2,047
      9,500   GS Mortgage Securities Corp. II                           4.78         7/10/2039           9,636
      3,000   GS Mortgage Securities Corp. II (a)                       4.95         1/10/2045           3,327
      4,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    4.99         9/12/2037           4,182
      5,540   J.P. Morgan Chase Commercial Mortgage Securities Corp.    4.84         7/15/2042           5,740
      3,200   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.00        10/15/2042           3,409
      8,800   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.04        10/15/2042           9,024
      1,429   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.28         1/12/2043           1,538
        813   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.49         4/15/2043             838
        921   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.79         6/12/2043             962
      2,916   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.42        12/12/2043           3,068
      5,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.46        12/12/2043           5,179
      3,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.20        12/15/2044           3,217
      3,650   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.32        12/15/2044           3,890
      3,465   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.86         4/15/2045           3,846

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$     1,670   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.86%        4/15/2045      $    1,741
     10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    3.51         5/15/2045          10,204
        507   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.37         5/15/2045             526
      2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.48         5/15/2045           2,086
        252   J.P. Morgan Chase Commercial Mortgage Securities Corp.    4.63         3/15/2046             252
      5,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (a)                                   5.31         8/15/2046           5,712
      2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    6.00         2/15/2051           2,243
      5,000   J.P. Morgan Chase Commercial Mortgage Securities Trust    5.37         5/15/2047           5,395
        497   LB-UBS Commercial Mortgage Trust                          5.37         6/15/2029             502
      2,480   LB-UBS Commercial Mortgage Trust                          5.02         8/15/2029           2,524
      3,000   LB-UBS Commercial Mortgage Trust                          5.21         4/15/2030           3,125
      7,091   LB-UBS Commercial Mortgage Trust                          5.45        11/15/2030           7,393
      3,000   LB-UBS Commercial Mortgage Trust                          5.22         2/15/2031           3,231
      1,359   LB-UBS Commercial Mortgage Trust                          5.64         3/15/2032           1,397
      2,000   LB-UBS Commercial Mortgage Trust                          5.35        11/15/2038           2,214
      7,750   LB-UBS Commercial Mortgage Trust                          5.38        11/15/2038           8,434
      6,000   LB-UBS Commercial Mortgage Trust                          5.41         9/15/2039           6,646
      2,000   LB-UBS Commercial Mortgage Trust                          5.24         4/15/2040           1,715
      5,000   LB-UBS Commercial Mortgage Trust                          5.28         2/15/2041           4,999
      2,000   Merrill Lynch Mortgage Trust                              5.46        11/12/2037           2,119
        939   Merrill Lynch Mortgage Trust                              4.96         7/12/2038             945
      5,000   Merrill Lynch Mortgage Trust                              5.14         7/12/2038           5,214
      2,000   Merrill Lynch Mortgage Trust                              5.36         7/12/2038           1,912
      3,000   Merrill Lynch Mortgage Trust                              5.87         5/12/2039           3,029
      1,935   Merrill Lynch Mortgage Trust                              4.86        10/12/2041           1,976
      4,285   Merrill Lynch Mortgage Trust                              4.92        10/12/2041           4,406
      2,000   Merrill Lynch Mortgage Trust                              5.60         1/12/2044           2,065
      2,900   Merrill Lynch Mortgage Trust                              5.38         8/12/2048           3,183
      2,000   Merrill Lynch Mortgage Trust (a)                          6.26         2/12/2051           2,036
      2,000   Merrill Lynch Mortgage Trust                              6.26         2/12/2051           2,121
      2,000   Merrill Lynch-Countrywide Commercial Mortgage Trust       6.09         6/12/2046           2,046
         73   Merrill Lynch-Countrywide Commercial Mortgage Trust       5.38         7/12/2046              73
      2,020   Morgan Stanley Capital I, Inc.                            5.80         8/12/2041           2,081
      5,000   Morgan Stanley Capital I, Inc.                            5.37        12/15/2043           5,483
      6,000   Morgan Stanley Capital I, Inc.                            5.79         7/12/2044           6,516
      3,445   Morgan Stanley Capital I, Inc.                            4.89         6/12/2047           3,635
      3,000   Morgan Stanley Capital I, Inc.                            4.77         7/15/2056           3,119
      5,000   Royal Bank of Scotland Trust (a)                          5.91         6/16/2049           5,565
      3,000   Timberstar Trust (a)                                      5.75        10/15/2036           3,285
     10,000   UBS Commercial Mortgage Trust                             3.40         5/10/2045          10,066
      4,756   UBS-Citigroup Commercial Mortgage Trust (a)               5.15         1/10/2045           5,279
      2,000   Wachovia Bank Commercial Mortgage Trust                   5.08         3/15/2042           2,084
        539   Wachovia Bank Commercial Mortgage Trust                   4.81         4/15/2042             551
      4,860   Wachovia Bank Commercial Mortgage Trust                   5.18         7/15/2042           5,196
      5,000   Wachovia Bank Commercial Mortgage Trust                   5.72         5/15/2043           5,195
      5,592   Wachovia Bank Commercial Mortgage Trust                   5.61         3/15/2045           6,035
        531   Wachovia Bank Commercial Mortgage Trust                   5.94         6/15/2045             539
      5,000   Wachovia Bank Commercial Mortgage Trust                   5.80         7/15/2045           5,478
        802   Wachovia Bank Commercial Mortgage Trust                   5.50        10/15/2048             808
      1,000   Wachovia Bank Commercial Mortgage Trust                   5.57        10/15/2048           1,101
      3,000   Wachovia Bank Commercial Mortgage Trust                   5.60        10/15/2048           3,270
      5,000   Wachovia Bank Commercial Mortgage Trust                   5.34        11/15/2048           5,535
      5,000   Wachovia Bank Commercial Mortgage Trust                   5.73         6/15/2049           5,579
      3,000   Wells Fargo Commercial Mortgage Trust (a)                 5.28        11/15/2043           3,332

================================================================================

15  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$     6,000   WF-RBS Commercial Mortgage Trust (a)                      5.17%        2/15/2044      $    6,607
                                                                                                    ----------
                                                                                                       449,368
                                                                                                    ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)
     35,324   J.P. Morgan Chase Commercial Mortgage Securities Corp.,
                 acquired 9/28/2012; cost $4,822(h)                     2.36        10/15/2045           4,197
     38,006   Morgan Stanley-BAML Trust, acquired
                 10/05/2012; cost $4,938(a),(h)                         2.33        11/15/2045           4,312
     32,461   UBS Commercial Mortgage Trust, acquired
                 5/01/2012; cost $4,914(a),(h)                          2.53         5/10/2045           4,386
     79,149   WF-RBS Commercial Mortgage Trust, acquired
                 12/04/2012; cost $9,875(a),(h)                         1.99        12/15/2045           8,888
                                                                                                    ----------
                                                                                                        21,783
                                                                                                    ----------
              Total Financials                                                                         471,151
                                                                                                    ----------
              GOVERNMENT (0.3%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
      8,500   Freddie Mac (+)                                           2.22        12/25/2018           8,624
                                                                                                    ----------
              Total Commercial Mortgage Securities (cost: $452,299)                                    479,775
                                                                                                    ----------
              U.S. GOVERNMENT AGENCY ISSUES (1.5%)(I)

              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.9%)
    202,488   Fannie Mae (+)                                            0.79         4/25/2022           8,938
     24,071   Freddie Mac (+)                                           1.88         3/25/2022           2,690
     44,285   Freddie Mac (+)                                           1.60        12/25/2021           3,965
     72,327   Freddie Mac (+)                                           1.03        10/25/2022           4,540
     74,238   Freddie Mac (+)                                           1.44         8/25/2022           6,611
                                                                                                    ----------
                                                                                                        26,744
                                                                                                    ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.6%)
     15,427   Fannie Mae (+)                                            2.50         7/01/2027          15,640
        587   Freddie Mac (+) (j)                                       5.00         9/01/2020             629
        239   Freddie Mac (+)                                           5.50         4/01/2036             259
                                                                                                    ----------
                                                                                                        16,528
                                                                                                    ----------
              Total U.S. Government Agency Issues (cost: $42,984)                                       43,272
                                                                                                    ----------
              U.S. TREASURY SECURITIES (3.3%)

              BONDS (1.6%)
     20,000   2.75%, 8/15/2042                                                                          16,778
     10,000   2.75%, 11/15/2042                                                                          8,374
     20,000   3.00%, 5/15/2042                                                                          17,738
      5,000   3.13%, 2/15/2042(j)                                                                        4,555
                                                                                                    ----------
                                                                                                        47,445
                                                                                                    ----------
              NOTES (1.7%)
      5,000   1.63%, 8/15/2022                                                                           4,697
     10,000   1.75%, 5/15/2023                                                                           9,341
     15,000   2.00%, 2/15/2022                                                                          14,696
     10,000   2.00%, 2/15/2023                                                                           9,604
     10,000   2.13%, 8/15/2021                                                                           9,986
                                                                                                    ----------
                                                                                                        48,324
                                                                                                    ----------
              Total U.S. Treasury Securities (cost: $105,148)                                           95,769
                                                                                                    ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (5.1%)

              AIRPORT/PORT (0.5%)
$    10,000   Chicago Midway Airport                                    3.53%        1/01/2041(k)   $   10,367
      2,000   College Park (INS)                                        5.76         1/01/2015           2,055
        860   Riverside (INS)                                           5.19         8/01/2017             855
                                                                                                    ----------
                                                                                                        13,277
                                                                                                    ----------
              APPROPRIATED DEBT (0.7%)
      3,000   Baltimore City Board of School Commissioners              5.69        12/15/2025           3,327
      1,125   Escondido Joint Powers Financing Auth. (INS)              5.53         9/01/2018           1,159
      3,000   Kannapolis Ltd.                                           7.28         3/01/2027           3,129
      1,500   Kentucky State Property and Buildings Commission          4.08        11/01/2015           1,585
      5,000   Miami-Dade County School Board                            5.38         5/01/2031           5,371
      4,000   Palm Beach County School Board                            5.40         8/01/2025           4,271
                                                                                                    ----------
                                                                                                        18,842
                                                                                                    ----------
              CASINOS & GAMING (0.0%)
      1,273   Mashantucket (Western) Pequot Tribe (a),(l)               7.35         7/01/2026             856
                                                                                                    ----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
        780   American Eagle Northwest, LLC (a)                         4.97        12/15/2018             790
                                                                                                    ----------
              EDUCATION (1.0%)
      1,780   Austin CCD                                                5.20         2/01/2020           1,826
      3,430   Austin CCD                                                6.76         8/01/2030           4,042
      1,130   California State Univ. (INS)                              5.27        11/01/2017           1,158
      1,000   Colorado State Board of Governors Univ. Enterprise System 4.90         3/01/2021           1,089
      3,000   Los Alamitos USD No. 1                                    6.19         2/01/2026           3,302
      3,000   Miami Univ. (A State Univ. of Ohio)                       6.67         9/01/2028           3,401
     10,000   New Jersey EDA                                            5.25         9/01/2026          11,104
      3,000   Rensselaer Polytechnic Institute                          5.60         9/01/2020           3,298
      1,000   Univ. of Oklahoma (PRE)                                   5.25        11/01/2019           1,044
                                                                                                    ----------
                                                                                                        30,264
                                                                                                    ----------
              ELECTRIC/GAS UTILITIES (0.1%)
      2,000   American Municipal Power, Inc.                            3.82         2/15/2014           2,018
      1,845   Piedmont Municipal Power Agency                           4.34         1/01/2017           1,867
                                                                                                    ----------
                                                                                                         3,885
                                                                                                    ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
      4,000   Maricopa County IDA                                       2.63 (c)    12/01/2031(k)        4,038
      2,375   Miami-Dade County IDA                                     2.63         8/01/2023(k)        2,404
      8,500   Mission EDC                                               3.75        12/01/2018(k)        8,761
                                                                                                    ----------
              Total Environmental & Facilities Services                                                 15,203
                                                                                                    ----------
              GENERAL OBLIGATION (0.8%)
      1,250   Las Virgenes USD                                          5.54         8/01/2025           1,353
      3,000   Long Beach USD                                            5.91         8/01/2025           3,548
      5,000   New York City                                             6.27        12/01/2037           5,896
      5,000   State of Washington                                       5.25         2/01/2036           5,390
      4,045   Will County, Illinois                                     3.83        11/15/2016           4,309
      1,520   Will County, Illinois                                     4.08        11/15/2017           1,626
      1,405   Will County, Illinois                                     4.28        11/15/2018           1,525
                                                                                                    ----------
                                                                                                        23,647
                                                                                                    ----------

================================================================================

17  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
              HOSPITAL (0.2%)
$     1,000   Medical Univ. (INS)(PRE)                                  5.01%        2/15/2015      $    1,035
      3,000   Novant Health, Inc.                                       5.35        11/01/2016           3,304
                                                                                                    ----------
                                                                                                         4,339
                                                                                                    ----------
              MISCELLANEOUS (0.0%)
        635   Keenan Dev. Association of Tennessee, LLC (INS)(a)        5.02         7/15/2028             659
                                                                                                    ----------
              MULTIFAMILY HOUSING (0.2%)
      5,000   New York State Mortgage Agency                            4.20        10/01/2027           4,991
                                                                                                    ----------
              NURSING/CCRC (0.0%)
        630   California Statewide Communities Dev. Auth. (INS)         5.59         2/01/2015             632
                                                                                                    ----------
              PAPER PRODUCTS (0.1%)
      2,000   Georgetown County Environmental Improvement               6.25         9/01/2023           2,000
                                                                                                    ----------
              SALES TAX (0.1%)
      3,300   Miami-Dade County Transit System                          4.59         7/01/2021           3,469
                                                                                                    ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.7%)
      2,000   Florida State Department of Environmental Protection      5.76         7/01/2020           2,201
      1,745   Metropolitan Nashville Airport Auth. (INS)                5.14         7/01/2018           1,842
      3,000   MTA                                                       5.20        11/15/2018           3,380
      5,000   MTA                                                       6.73        11/15/2030           5,556
      3,000   New Jersey Transportation Trust Fund Auth.                5.75        12/15/2028           3,335
      2,500   New York City Transitional Finance Auth.                  5.00         2/01/2035           2,654
                                                                                                    ----------
                                                                                                        18,968
                                                                                                    ----------
              WATER UTILITIES (0.1%)
      3,000   Connecticut Dev. Auth.                                    5.50         4/01/2021           3,381
                                                                                                    ----------
              WATER/SEWER UTILITY (0.1%)
      2,500   Tohopekaliga Water Auth.                                  5.25        10/01/2036           2,668
                                                                                                    ----------
              Total Municipal Bonds (cost: $137,968)                                                   147,871
                                                                                                    ----------

NUMBER OF
SHARES
--------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (1.7%)

              CONSUMER STAPLES (0.6%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.6%)
    150,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                16,303
                                                                                                    ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL
AMOUNT                                                                                                  MARKET
$(000)/                                                                                                  VALUE
SHARES        SECURITY                                                                                   (000)
--------------------------------------------------------------------------------------------------------------
              ENERGY (0.1%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      3,000   Chesapeake Energy Corp., 5.75%, perpetual (a)                                         $    3,550
                                                                                                    ----------
              FINANCIALS (0.5%)
              -----------------
              DIVERSIFIED BANKS (0.2%)
     50,000   HSBC Holdings plc, 6.20%, perpetual                                                        1,231
      5,000   US Bancorp, 7.19%, perpetual                                                               3,899
                                                                                                    ----------
                                                                                                         5,130
                                                                                                    ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
     $3,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                             3,135
     $3,000   Syncora Holdings Ltd., 6.88%, perpetual(g)                                                    --
                                                                                                    ----------
                                                                                                         3,135
                                                                                                    ----------
              REGIONAL BANKS (0.1%)
      2,000   CoBank ACB, 1.46%, perpetual(a)                                                            1,350
                                                                                                    ----------
              REINSURANCE (0.0%)
      2,000   American Overseas Group Ltd., 7.50%, non-cumulative, perpetual,
                 acquired 1/23/2007 - 3/02/2007; cost $2,058(g),(h)                                        500
                                                                                                    ----------
              REITs - OFFICE (0.1%)
    160,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                       3,683
                                                                                                    ----------
              Total Financials                                                                          13,798
                                                                                                    ----------
              INDUSTRIALS (0.1%)
              ------------------
              OFFICE SERVICES & SUPPLIES (0.1%)
      4,000   Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
                 perpetual(a)                                                                            4,169
                                                                                                    ----------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      2,000   Centaur Funding Corp., 9.08%(a)                                                            2,465
                                                                                                    ----------
              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
     99,000   Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual              9,869
                                                                                                    ----------
              Total Preferred Stocks (cost: $51,044)                                                    50,154
                                                                                                    ----------

                                                                       COUPON
                                                                         RATE         MATURITY
--------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.1%)

              COMMERCIAL PAPER (0.5%)

              ENERGY (0.5%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
$     6,758   Talisman Energy, Inc. (a),(m)                             0.45%       11/04/2013           6,758
                                                                                                    ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
      8,730   Spectra Energy Capital, LLC (a),(m)                       0.33        11/01/2013           8,730
                                                                                                    ----------

================================================================================

19  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)         SECURITY                                                   RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
              Total Energy                                                                          $   15,488
                                                                                                    ----------
              Total Commercial Paper                                                                    15,488
                                                                                                    ----------
              VARIABLE-RATE DEMAND NOTES (0.6%)

              MATERIALS (0.3%)
              ----------------
              STEEL (0.3%)
$     7,300   Blytheville                                               0.37 %       6/01/2028           7,300
                                                                                                    ----------
              MUNICIPAL BONDS (0.3%)
              ----------------------
              NURSING/CCRC (0.3%)
      9,905   New Jersey EDA (LOC - Sovereign Bank)                     0.76         5/15/2033           9,905
                                                                                                    ----------
              Total Variable-Rate Demand Notes                                                          17,205
                                                                                                    ----------
              Total Money Market Instruments (cost: $32,693)                                            32,693
                                                                                                    ----------

              TOTAL INVESTMENTS (COST: $2,756,045)                                                  $2,901,947
                                                                                                    ==========

                                                                                                  UNREALIZED
 NUMBER OF                                                                                       APPRECIATION/
 CONTRACTS                                                     EXPIRATION        CONTRACT       (DEPRECIATION)
LONG/(SHORT)                                                      DATE          VALUE (000)         (000)
--------------------------------------------------------------------------------------------------------------
              FUTURES (0.7%)
         75   10YR U.S. Treasury Note Futures                  12/19/2013             9,552                202
         75   30YR U.S. Treasury Bond Futures                  12/19/2013            10,111                225
                                                                                -----------         ----------
              TOTAL FUTURES                                                     $    19,663         $      427
                                                                                ===========         ==========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $       5,010     $ 1,492,887     $         --     $1,497,897
  Eurodollar and Yankee Obligations                      --         488,135               --        488,135
  Foreign Government Obligations                         --          13,823               --         13,823
  Asset-Backed Securities                                --          48,275            4,283         52,558
  Commercial Mortgage Securities                         --         479,775               --        479,775
  U.S. Government Agency Issues                          --          43,272               --         43,272
  U.S. Treasury Securities                           95,769                                          95,769
  Municipal Bonds                                        --         147,871               --        147,871
Equity Securities:
  Preferred Stocks                                    1,231          48,423              500         50,154
Money Market Instruments:
  Commercial Paper                                       --          15,488               --         15,488
  Variable-Rate Demand Notes                             --          17,205               --         17,205
Futures*                                                427              --               --            427
-----------------------------------------------------------------------------------------------------------
Total                                         $     102,437     $ 2,795,154     $      4,783     $2,902,374
-----------------------------------------------------------------------------------------------------------

* Futures are valued at the unrealized appreciation/depreciation on the investment

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                       ASSET-BACKED            PREFERRED
                                                         SECURITIES               STOCKS
----------------------------------------------------------------------------------------
Balance as of July 31, 2013                               $   4,320                 $500
Purchases                                                         -                    -
Sales                                                           (61)                   -
Transfers into Level 3                                            -                    -
Transfers out of Level 3                                          -                    -
Net realized gain (loss) on investments                           2                    -
Change in net unrealized appreciation/depreciation
   on investments                                                22                    -
----------------------------------------------------------------------------------------
Balance as of October 31, 2013                               $4,283                 $500
----------------------------------------------------------------------------------------

For the period of August 1, 2013, through October 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

21  | USAA Intermediate-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

22  | USAA Intermediate-Term Bond Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors

================================================================================

23  | USAA Intermediate-Term Bond Fund

================================================================================

considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in A2 and certain bonds, valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of October 31, 2013, the Fund's

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

outstanding delayed-delivery commitments, including interest purchased, were $4,984,000; all of which were when-issued securities.

D. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of October 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2013, were $176,838,000 and $30,936,000, respectively, resulting in net unrealized appreciation of $145,902,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,923,821,000 at October 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.3% of net assets at October 31, 2013.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities

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represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CAD         Canadian dollars
CCD         Community College District
EDA         Economic Development Authority
EDC         Economic Development Corp.
IDA         Industrial Development Authority/Agency
MTA         Metropolitan Transportation Authority
PRE         Prerefunded to a date prior to maturity
REIT        Real estate investment trust
USD         Unified School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

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                                         Notes to Portfolio of Investments |  26
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(INS)   Principal and interest payments are insured by one of the following:
        AMBAC Assurance Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2013.
(d) At October 31, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(e) The security, or a portion thereof, is segregated to cover the value of open futures contracts at October 31, 2013.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Security was fair valued at October 31, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,783,000, which represented 0.2% of net assets of the Fund.
(h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the the Board. The aggregate market value of these securities at October 31, 2013, was $22,283,000, which represented 0.8% of the Fund's net assets.

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i)    U.S. government agency issues -- mortgage-backed securities issued by
      Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.
(j) Securities with a value of $1,532,000 are segregated as collateral for initial margin requirements on open futures contracts.
(k) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(l) Pay-in-kind (PIK) -- Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(m) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(n)   In U.S. dollars unless otherwise noted.
(o) At October 31, 2013 the aggregate value of securities purchased on a when-issued basis was $4,984,000.

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                                         Notes to Portfolio of Investments |  28




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2013

By:      /S/ DANIEL J. MAVICO
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         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/27/2013
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/27/2013
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By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2013
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